Subsequent Events (Q3) (Details)	Dec. 15, 2023 USD ($) DirectorNominees Director shares	Dec. 14, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 04, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Combination Agreement [Abstract]
Minimum net tangible assets upon consummation of merger			$ 5,000,001	$ 5,000,001	$ 5,000,001
Merger Agreement [Member] | Subsequent Event [Member]
Business Combination Agreement [Abstract]
Closing date purchase price	$ 400,000,000
Minimum investment amount	$ 30,000,000	$ 40,000,000
Percentage of premium on investment	10.00%
Number of directors | Director	9
Number of director nominees | DirectorNominees	6
Number of directors designated by acquiree | Director	5
Number of director designated by acquirer | Director	1
Number of directors nominees designated by acquiree | DirectorNominees	3
Merger Agreement [Member] | Minimum [Member] | Subsequent Event [Member]
Business Combination Agreement [Abstract]
Minimum net tangible assets upon consummation of merger	$ 5,000,001
Merger Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Business Combination Agreement [Abstract]
Maximum capital raise of closing date purchase price	$ 15,000,000
Number of shares issuable per warrant (in shares) | shares	0.075
Mr. Vazquez [Member] | Merger Agreement [Member] | Subsequent Event [Member]
Business Combination Agreement [Abstract]
Number of shares available for exercise after merger (in shares) | shares	68,966